Income Taxes (Reconciliation Of Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Gross unrecognized tax benefits at beginning of period	$ 4	$ 2
Increases in tax positions for current year	2	2
Decrease due to Spin-off	$ (6)
Gross unrecognized tax benefits at end of period		$ 4